Financial risk management: Short term liquidity (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial risk management:
Current assets	$ 7,845,856	$ 6,000,912
Current liabilities	2,560,020	2,408,222
Short term position (liquidity)	$ 5,285,836	$ 3,592,690